Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Registrant Name	dei_EntityRegistrantName	THE ALGER FUNDS
CIK	dei_EntityCentralIndexKey	0000003521
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2021
Effective Date	dei_DocumentEffectiveDate	Jul. 28, 2021
Prospectus Date	rr_ProspectusDate	Jul. 28, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Alger Mid Cap Focus Fund - AC | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALOAX
Alger Mid Cap Focus Fund - AC | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALOCX
Alger Mid Cap Focus Fund - AC | Class Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFOZX